Notes Receivable to Participants	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Notes Receivable to Participants	Notes Receivable to Participants
The Plan allows participants to borrow from their vested account balances from a minimum of $1,000 to a maximum of 50% of their vested account balances up to $50,000, subject to certain limitations. The loans are secured by the balance in the participant account and bear interest at the prime rate quoted in the Wall Street Journal on the last business day of the calendar month prior to the loan plus 1%. Loan terms range from 1-5 years or up to 15 years for purchase of a principal residence.

Loan amounts are taken from the participants' accounts, prorated from sources and funds based on their balances at the time. Both loan principal and interest repayments are invested to sources in the same order in which the loan was withdrawn and to funds according to the participant's current investment fund elections. Principal and interest are paid ratably through payroll deductions.